Document And Entity Information	May 26, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 26, 2023
Entity Registrant Name	TALARIS THERAPEUTICS, INC.
Entity Central Index Key	0001827506
Entity Emerging Growth Company	true
Securities Act File Number	001-40384
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-2377352
Entity Address, Address Line One	93 Worcester St.
Entity Address, City or Town	Wellesley
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02481
City Area Code	502
Local Phone Number	398-9250
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	TALS
Security Exchange Name	NASDAQ